Prepaid expenses and accrued income (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
R&D tax credits and other indirect tax receivables	€ 174	€ 254
Deposits	77
Other non-current prepaid expenses and accrued income	117	74
Total non-current prepaid expenses and non-current accrued income	368	328
Current assets
Social security, R&D tax credits, VAT and other indirect taxes	552	560
Deposits	28	118
Accrued revenue	232	101
Divestment-related receivables	79	90
Other current prepaid expenses and accrued income	368	427
Total current prepayments and current accrued income	€ 1,259	€ 1,296